RESTRICTED NET ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
RESTRICTED NET ASSETS
Minimum percentage of after-tax profits appropriated to the general reserve fund	10.00%	10.00%
Maximum percentage of after-tax profits appropriated to the general reserve fund	50.00%	50.00%
Statutory reserves allocated	$ 92	¥ 603	¥ 421	¥ 0
Appropriation to other reserve funds		¥ 0	0	¥ 0
Restricted net assets of PRC subsidiaries and the VIE	$ 1,304,594		¥ 4,107,401		¥ 8,512,475